Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations [Abstract]
Revenues	$ 51,407,544	$ 17,089,549
Cost of revenue	37,280,044	11,968,215
Gross profit	14,127,500	5,121,334
Operating expenses:
Depreciation and amortization	1,120,404	345,566
Salaries and wages	8,341,011	3,802,158
General and administrative	7,875,723	3,782,067
Change in fair value and loss on contingent consideration	3,131,130
Total operating expenses	20,468,268	7,929,791
Loss from operations	(6,340,768)	(2,808,457)
Other income (expenses):
Change in fair value of derivative instruments	(14,156,361)	198,908
Interest expense	(5,574,228)	(1,699,746)
Equity loss attributable to affiliate		(50,539)
Net gain on deconsolidation of subsidiary and write-off of related investment in subsidiary		453,514
Commission income	1,823,838
Loss on extinguishment of debt	(992,000)
Other income	(176,000)
Total other expense	(19,074,751)	(1,097,863)
Loss from continuing operations before benefit from income taxes	(25,415,519)	(3,906,320)
Benefit from income taxes	(587,662)	(2,646,523)
Net loss from continuing operations	(24,827,857)	(1,259,797)
Income from discontinued operations including gain on sale of subsidiary, net of tax	549,922	46,598
Net loss	(24,277,935)	(1,213,199)
Net income attributable to non-controlling interest	76,169	16,448
Net loss attributable to InterCloud Systems, Inc.	(24,354,104)	(1,229,647)
Less dividends on Series C, D, E, F and H Preferred Stock	(1,084,314)	(843,215)
Net loss attributable to InterCloud Systems, Inc's. common stockholders	$ (25,438,418)	$ (2,072,862)
Basic and diluted income (loss) per share attributable to InterCloud Systems, Inc's. common stockholders:
Net loss from continuing operations	$ (8.02)	$ (1.36)
Income from discontinued operations, net of taxes	$ 0.17	$ 0.03
Net loss per share	$ (7.85)	$ (1.33)
Basic weighted average common shares outstanding	3,240,230	1,553,555
Diluted weighted average common shares outstanding	3,240,230	1,553,555